22. EARNINGS (LOSS) PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continued operations - Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders		R$ 1,518,492	R$ 1,067,312	R$ (2,114,968)
Continued operations - Basic denominator
Common shares		812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)		809,110,872	811,539,167	811,294,251
Net earnings (loss) per share basic - R$		R$ 1.88	R$ 1.32	R$ (2.61)
Continued operations - Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders		R$ 1,518,492	R$ 1,067,312	R$ (2,114,968)
Continued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)		809,110,872	811,539,167	811,294,251
Number of potential shares	[1]	2,237,936	2,327,952
Weighted average number of outstanding shares - diluted		811,348,808	813,867,119	811,294,251
Net earnings (loss) per share diluted - R$		R$ 1.87	R$ 1.31	R$ (2.61)

[1]	Comprised of the restricted stocks under the share-based payment plans for which the payment is made in equity instruments.